NOTES PAYABLE (Schedule Of Total Leverage Ratio) (Detail)	12 Months Ended
Dec. 31, 2012
2015	1.75%
2016	1.75%
Maximum [Member]
2013	2.50%
2014	2.25%
Minimum [Member]
2013	2.25%
2014	1.75%